Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
INCOME TAXES
12	INCOME TAX

The major components of income tax expense for the years ended December 31, 2021 and 2020 are:

	2021	2020
	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	343,275	481,730

Deferred income tax
Relating to origination and reversal of temporary differences	(3,272)	19,508
Income tax expense reported in the consolidated statement of comprehensive income	340,003	501,238

Reconciliation of tax expense and the accounting profit multiplied by the Group’s tax rate for 2021 and 2020:

	2021	2020
	USD	USD

Accounting loss before tax	(17,710,304)	(5,241,952)
Expected tax charge/(credit) at the statutory tax rate of 0% in Cayman Islands	-	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	(616,272)	103,299
Effect of expenses that are not deductible in determining taxable profit	37,225	21,144
Unrecognized tax losses during the year	614,932	-
Withholding tax expenses incurred on revenue from foreign jurisdictions	311,042	372,226
Others	(6,924)	4,569
At the effective income tax rate of -1.92% % (2020: -9.56%)	340,003	501,238

Deferred tax asset relates to the following:

	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2021	2020	2021	2020
	USD	USD	USD	USD

Provisions	-	-	-	7,564
Accelerated depreciation for tax purposes	(14,625)	(17,898)	(3,272)	-
Losses available for offsetting against future taxable income	-	-	-	11,944
Deferred tax expense / (benefit)				19,508
Deferred tax (liabilities) / assets	(14,625)	(17,898)	(3,272)

Based on the latest available forecast of future profits, the Group has determined USD nil of tax losses (2020: nil) are unlikely to be utilized in the foreseeable future.

The Group’s exposure to taxes stems from:

(1)	Anghami KSA: established in the Kingdom of Saudi Arabia and is subject to 5% withholding tax and 20% corporate income tax;
(2)	Anghami for Digital Content (ADC): established in Egypt and is subject to 20% withholding tax and 22.5% corporate income; and
(3)	Digi Music SAL (Offshore): established in Lebanon and is subject to 7.5% withholding tax.

The majority of withholding tax (WHT) incurred on distributions from foreign jurisdiction are comprised of distributions made from subsidiary entities (mainly Anghami KSA and ADC) to the Company. In addition, WHT include taxes paid by the Group for income generated from Telco partners. These Telco partners operate in countries where the Group does not have an operating entity and has service agreements with Telco companies. The tax on services performed by non-resident company is deducted from the Group’s payments received from the Telco partners based on WHT rates for the respective countries which are established as part of the existing WHT regimes for each country.